Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Parties
14. Related Parties
Preferred Stockholders
The Company issued Series A convertible redeemable preferred stock and Series B redeemable convertible preferred stock in February 2018 and October 2020, respectively, to certain related parties, including New Enterprise Associates 15, L.P. and its affiliates (“NEA”) and 8VC and its affiliates (“8VC”).
In February 2018, the outstanding convertible notes held by NEA and 8VC, as well as Dr. Timothy Lu, our Chief Executive Officer, converted into additional shares of Series A redeemable convertible preferred stock while in October 2020, the outstanding convertible notes held by NEA and 8VC converted into additional shares of Series B redeemable convertible preferred stock, both in accordance with the terms of the note agreements.

On June 8, 2022, in conjunction with the Merger, each outstanding share of preferred stock of Legacy Senti was cancelled and converted into the aggregate number of shares of the Company’s common stock that would be issued upon conversion of the shares of Legacy Senti preferred stock based on the applicable conversion ratio immediately prior to the effective time, multiplied by the Exchange Ratio, rounded down to the nearest whole share. As of June 30, 2022, no shares of preferred stock remain outstanding.
NEA
NEA held 4,429,725 and zero shares of common stock as of June 30, 2022 and December 31, 2021, respectively. NEA held zero and 2,642,934 shares of outstanding Series A redeemable convertible preferred stock as of June 30, 2022 and December 31, 2021, respectively, as well as zero and 536,791 shares of outstanding Series B redeemable convertible preferred stock, respectively. NEA held one of the seven seats on the Company’s Board of Directors as of June 30, 2022 and December 31, 2021.
Bayer Healthcare LLC
On May 19, 2022, Legacy Senti issued to Bayer a $5.2 million unsecured convertible promissory note. On June 8, 2022, the May 2022 Note was automatically cancelled and exchanged for 517,500 shares of Class A Common Stock at a price of $10.00 per share. Refer to Note 7,
Convertible Note
, for further details of the convertible note.
On May 21, 2021, the Company entered into a collaboration and option agreement (“BlueRock Agreement”) with BlueRock Therapeutics LP (“BlueRock”), a wholly-owned subsidiary of Bayer, pursuant to which the Company granted to BlueRock an option (“BlueRock Option”), on a collaboration program-by-collaboration
program basis, to obtain an exclusive or
non-exclusive
license to develop, manufacture and commercialize cell therapy products that contain cells of specified types and which incorporate an option gene circuit from such collaboration program or a closely related derivative gene circuit. The Company is responsible for up to $10 million in costs and expenses incurred in connection with the research plan and related activities to be conducted over a term of three years as specified in the collaboration and option agreement. If the Company and BlueRock agree to add new research activities to the research plan, then BlueRock will be obligated to reimburse the Company for the costs and expenses incurred that, together with costs and expenses incurred under the initial research plan, exceed $10 million.
The Company concluded that the Agreement is not within the scope of ASC 808,
Collaborative Arrangements
, because the Company did not receive any consideration and therefore, is not exposed to both significant risks and rewards for the arrangement. The Company also determined that the agreement is also not currently within the scope of ASC 606 because the BlueRock Agreement does not currently meet the criteria of a contract with a customer, and will not be within the scope of ASC 606 until any consideration is paid. Potential future milestone payments and royalties are subject to BlueRock’s exercise of the BlueRock Option and execution of a commercial license agreement by both parties. Under the BlueRock Agreement, the specific financial terms for milestone payments and royalties will be negotiated and agreed to only after the option is exercised.
As of June 30, 2022, Bayer held 5,878,488 shares of the Company’s common stock. As of December 31, 2021, Bayer held 5,360,988 shares of Series B redeemable convertible preferred stock and held one of the seven seats on the Board of Directors of Legacy Senti. Bayer’s parent company is Bayer AG, which served as the lead investor in our Series B financing through its Leaps by Bayer unit. Accordingly, Bayer is considered a related party.

14. Related Parties
As discussed in Note 6, the Company issued Series A convertible redeemable preferred stock and Series B redeemable convertible preferred stock in February 2018 and October 2020, respectively, to certain related parties, including New Enterprise Associates 15, L.P. and its affiliates (“NEA”) and 8VC and its affiliates (“8VC”).
In February 2018, the outstanding convertible notes held by NEA and 8VC, as well as Timothy Lu, Chief Executive Officer, converted into additional shares of Series A redeemable convertible preferred stock while in October 2020, the outstanding convertible notes held by NEA and 8VC converted into additional shares of Series B redeemable convertible preferred stock, both in accordance with the terms of the note agreements.

NEA

held
13,505,035
shares of outstanding Series A redeemable convertible preferred stock as of December
31
,
2021
and
2020
, as well as
2,742,931
of outstanding Series B redeemable convertible preferred stock as of December
31
,
2021
and
2020
.
8
VC held
9,052,387
of outstanding Series A redeemable convertible preferred stock as of December
31
,
2021
and
2020
as well as
1,662,398
of outstanding Series B redeemable convertible preferred stock as of December
31
,
2021
and
2020
. Timothy Lu held
158,950
of outstanding redeemable convertible preferred stock as of December
31
,
2021
and
2020
. Timothy Lu and family held
8,100,000
of common stock as of December
31
,
2021
and
2020
. Timothy Lu, NEA, and
8
VC held three of the seven seats on the Company’s Board of Directors as of December
31
,
2021
and three of the five seats on the Company’s Board of Directors as of December
31
,
2020
.
As Chief Executive Officer, Timothy Lu was paid $0.4 million as compensation, and an additional sum of $0.2 million was accrued as a bonus for both the years ended December 31, 2021 and 2020.
On May 21, 2021, the Company entered into a collaboration and option agreement (“BlueRock Agreement”) with BlueRock Therapeutics LP (“BlueRock”), pursuant to which the Company granted to BlueRock an option (“BlueRock Option”), on a collaboration program-by-collaboration program basis, to obtain an exclusive or non-exclusive
license to develop, manufacture and commercialize cell therapy products that contain cells of specified types and which incorporate an option gene circuit from such collaboration program or a closely related derivative gene circuit. The Company is responsible for up to

$10 million in costs and expenses incurred in connection with the research plan and related activities to be conducted over a term of three years as specified in the collaboration and option agreement. If the Company and BlueRock agree to add new research activities to the research plan, then BlueRock will be obligated to reimburse the Company for the costs and expenses incurred that, together with costs and expenses incurred under the initial research plan, exceed $10 million.
The Company concluded that the Agreement is not within the scope of ASC 808,
Collaborative Arrangements
, because the Company did not receive any consideration and therefore, is not exposed to both significant risks and rewards for the arrangement. The Company also determined that the agreement is also not currently within the scope of ASC 606 because the BlueRock Agreement does not currently meet the criteria of a contract with a customer, and will not be within scope of ASC 606 until any consideration is paid. Potential future milestone payments and royalties are subject to BlueRock’s exercise of the BlueRock Option and execution of a commercial license agreement by both parties. Under the BlueRock Agreement, the specific financial terms for milestone payments and royalties will be negotiated and agreed to only after the option is exercised.
BlueRock is a wholly-owned subsidiary of Bayer Healthcare LLC which held 27,393,924 and 9,131,308 shares of outstanding Series B redeemable convertible preferred stock as of December 31, 2021 and 2020, respectively, and holds one of the seven seats on the Company’s Board of Directors as of December 31, 2021 and one of the five seats as of December 31, 2020. Bayer Healthcare LLC’s parent company is Bayer AG, which served as the lead investor in our Series B financing through its Leaps by Bayer unit. Accordingly, BlueRock is considered a related party. The Company concluded that the BlueRock Agreement should not be combined with the issuance of the Series B redeemable convertible preferred stock on May 14, 2021 as the price paid per share of $1.6427 was lower than the fair value of $2.03 (Note 3) and therefore, there was no excess value to allocate to the BlueRock Agreement.